Cover	Jan. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2020
Entity File Number	0-15175
Entity Registrant Name	ADOBE INC.
Entity Central Index Key	0000796343
Entity Tax Identification Number	77-0019522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110-2704
City Area Code	408
Local Phone Number	536-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ADBE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false